Simplify Volt TSLA Revolution ETF

(formerly Simplify Volt RoboCar Disruption and Tech ETF)

Ticker Symbol (Exchange): VCAR (NYSE Arca, Inc.)

a series of Simplify Exchange Traded Funds

Supplement dated December 5, 2024, to the Summary Prospectus, Prospectus, and

Statement of Additional Information each dated November 1, 2024.

Effective January 2, 2025, the ticker symbol for Simplify Volt TSLA Revolution ETF will change from VCAR to TESL. As of that date, anything to the contrary in the Summary Prospectus, Prospectus, and Statement of Additional Information should be disregarded.

If you have questions or need assistance, please contact your financial advisor directly or the Simplify Volt TSLA Revolution ETF at (855) 722-8488.

**********

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information dated November 1, 2024, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (855) 722-8488.